Supplemental guarantor information required under SEC regulations	3 Months Ended
Jun. 30, 2018
Supplemental Guarantor Information [Line Items]
Condensed Financial Information Of Parent Company Only Disclosure [Text Block]

Note 18 Supplemental guarantor information required under SEC regulations

Joint liability of UBS Switzerland AG

In 2015, the Personal & Corporate Banking and Wealth Management businesses booked in Switzerland were transferred from UBS AG to UBS Switzerland AG through an asset transfer in accordance with the Swiss Merger Act. Under the terms of the asset transfer agreement, UBS Switzerland AG assumed joint liability for contractual obligations of UBS AG existing on the asset transfer date, including the full and unconditional guarantee of certain registered debt securities issued by UBS AG. To reflect this joint liability, UBS Switzerland AG is presented in a separate column as a subsidiary co-guarantor.

The joint liability of UBS Switzerland AG for contractual obligations of UBS AG decreased by CHF 36 billion in the first half of 2018 to CHF 33 billion as of 30 June 2018, mainly as the joint liability related to demand obligations booked in foreign branches expired three years after the effective date of the asset transfer.

Guarantee of PaineWebber securities

Prior to its acquisition by UBS in 2000, Paine Webber Group Inc. (PaineWebber) was an SEC registrant. Upon acquisition, PaineWebber was merged into UBS Americas Inc., a wholly owned subsidiary of UBS AG. Following the acquisition, UBS AG entered into a full and unconditional guarantee of the senior notes (Debt Securities) issued by PaineWebber. Under the guarantee, if UBS Americas Inc. failed to make any timely payment under the Debt Securities agreements, the holders of the Debt Securities or the Debt Securities trustee may have demanded payment from UBS AG without first proceeding against UBS Americas Inc. These Debt Securities matured in May 2018 and the guarantee ceased to exist. UBS Americas Inc. is therefore no longer presented in a separate column for periods ended after 31 December 2017.

Adoption of IFRS 9

Effective 1 January 2018, UBS AG adopted IFRS 9, Financial Instruments. The adoption of IFRS 9 has resulted in changes to the classification and measurement of certain financial instruments, which have been applied prospectively in the balance sheet from 1 January 2018.

Although the effect of IFRS 9 classification and measurement changes has been applied prospectively, UBS AG has made a series of changes to the presentation of its IFRS balance sheet to facilitate comparability and prior-period information is presented for periods ending before 1 January 2018 in this revised structure.

  Refer to Note 19 for more information on the adoption of IFRS 9 and the effect on comparability

Transfer of shared services functions to Group service companies

Amounts presented in the following pages for UBS AG standalone for the first six months ended 30 June 2017 include the results of shared services functions in Switzerland, the UK and the US, which were substantially transferred to Group service companies during 2017. Following the transfer, these Group service companies charge other legal entities within the Group for services provided, including a markup on costs incurred.

  Refer to the 2017 standalone financial statements of UBS AG, available under "Holding company and significant regulated subsidiaries and sub-groups" at HYPERLINK "http://www.ubs.com/investors" www.ubs.com/investors for more information on the transfer of shared services functions in 2017

Supplemental guarantor consolidated income statement
CHF million	UBS AG(standalone)	UBSSwitzerland AG(standalone)	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the six months ended 30 June 2018
Operating income
Interest income	4,915	2,048	2,422	(1,351)	8,034
Interest expense	(4,828)	(410)	(1,476)	1,374	(5,340)
Net interest income	86	1,638	946	24	2,694
Other net income from fair value changes on financial instruments	2,641	466	531	10	3,648
Credit loss (expense) / recovery	(12)	(18)	5	(28)	(53)
Fee and commission income	1,426	2,194	6,454	(376)	9,699
Fee and commission expense	(456)	(196)	(533)	360	(825)
Net fee and commission income	970	1,999	5,921	(15)	8,874
Other income	3,839[1]	86	1,175	(4,799)	301
Total operating income	7,524	4,171	8,577	(4,809)	15,464
Operating expenses
Personnel expenses	1,869	928	4,283	0	7,080
General and administrative expenses	2,060	1,664	2,587	(1,768)	4,544
Depreciation and impairment of property, equipment and software	319	9	146	0	473
Amortization and impairment of intangible assets	1	0	30	0	32
Total operating expenses	4,249	2,601	7,046	(1,768)	12,128
Operating profit / (loss) before tax	3,275	1,570	1,531	(3,041)	3,336
Tax expense / (benefit)	282	330	170	(3)	780
Net profit / (loss)	2,993	1,240	1,361	(3,038)	2,556
Net profit / (loss) attributable to non-controlling interests	0	0	3	0	3
Net profit / (loss) attributable to shareholders	2,993	1,240	1,358	(3,038)	2,553
1 UBS AG received dividends from UBS Switzerland AG of CHF 2,351 million in the second quarter of 2018. 2 Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated statement of comprehensive income
CHF million	UBS AG(standalone)	UBSSwitzerland AG(standalone)	Other subsidiaries[1]	Eliminationentries	UBS AG(consolidated)
For the six months ended 30 June 2018

Comprehensive income attributable to shareholders
Net profit / (loss)	2,993	1,240	1,358	(3,038)	2,553

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	38	0	331	(5)	364
Financial assets measured at fair value through other comprehensive income, net of tax	0	0	(69)	0	(69)
Cash flow hedges, net of tax	(568)	(28)	(17)	(3)	(615)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(530)	(28)	245	(8)	(320)

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	285	(95)	49	(1)	239
Own credit on financial liabilities designated at fair value, net of tax	417				417
Total other comprehensive income that will not be reclassified to the income statement, net of tax	703	(95)	49	(1)	656

Total other comprehensive income	173	(123)	294	(8)	336
Total comprehensive income attributable to shareholders	3,166	1,117	1,652	(3,046)	2,889

Total comprehensive income attributable to non-controlling interests			1		1
Total comprehensive income	3,166	1,117	1,653	(3,046)	2,889
1 Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated balance sheet
CHF million	UBS AG(standalone)	UBSSwitzerland AG(standalone)	Other subsidiaries[1]	Eliminationentries	UBS AG(consolidated)
As of 30 June 2018
Assets
Cash and balances at central banks	46,774	42,990	12,498	0	102,262
Loans and advances to banks	33,332	7,562	21,173	(46,549)	15,518
Receivables from securities financing transactions	53,612	30,111	49,378	(56,651)	76,450
Cash collateral receivables on derivative instruments	23,006	636	13,433	(12,137)	24,937
Loans and advances to customers	106,877	184,655	59,417	(30,380)	320,569
Other financial assets measured at amortized cost	4,927	9,799	9,696	(3,350)	21,072
Total financial assets measured at amortized cost	268,528	275,753	165,595	(149,068)	560,808
Financial assets at fair value held for trading	98,761	33	19,454	(5,990)	112,258
of which: assets pledged as collateral that may be sold or repledged by counterparties	56,093	0	8,984	(28,497)	36,580
Derivative financial instruments	116,798	4,431	34,918	(34,542)	121,605
Brokerage receivables	10,508	0	7,909	(1)	18,415
Financial assets at fair value not held for trading	46,134	9,702	45,509	(8,470)	92,875
Total financial assets measured at fair value through profit or loss	272,200	14,166	107,790	(49,003)	345,153
Financial assets measured at fair value through other comprehensive income	171	0	6,770	0	6,941
Investments in subsidiaries and associates	50,081	20	36	(49,111)	1,026
Property, equipment and software	6,491	149	1,576	0	8,216
Goodwill and intangible assets	293	0	6,157	(58)	6,391
Deferred tax assets	1,177	316	8,258	52	9,804
Other non-financial assets	4,584	1,625	755	(8)	6,956
Total assets	603,526	292,029	296,938	(247,196)	945,296
Liabilities
Amounts due to banks	32,508	20,389	49,887	(92,543)	10,242
Payables from securities financing transactions	39,644	2,794	24,353	(56,661)	10,130
Cash collateral payables on derivative instruments	28,423	22	15,531	(12,132)	31,843
Customer deposits	78,703	241,516	74,022	12,930	407,171
Funding from UBS Group AG and its subsidiaries	38,771	0	0	0	38,771
Debt issued measured at amortized cost	90,548	8,367	973	(958)	98,929
Other financial liabilities measured at amortized cost	4,552	1,582	4,258	(3,204)	7,187
Total financial liabilities measured at amortized cost	313,150	274,670	169,023	(152,569)	604,274
Financial liabilities at fair value held for trading	24,751	475	12,079	(5,889)	31,416
Derivative financial instruments	114,721	4,010	35,078	(34,584)	119,224
Brokerage payables designated at fair value	26,985	0	10,926	(7)	37,904
Debt issued designated at fair value	55,188	0	1,680	(19)	56,849
Other financial liabilities designated at fair value	13,110	0	28,920	(4,687)	37,342
Total financial liabilities measured at fair value through profit or loss	234,754	4,484	88,683	(45,186)	282,736
Provisions	983	134	1,884	83	3,084
Other non-financial liabilities	1,390	796	3,015	(20)	5,181
Total liabilities	550,277	280,084	262,605	(197,691)	895,275

Equity attributable to shareholders	53,249	11,945	34,272	(49,505)	49,961
Equity attributable to non-controlling interests			60		60
Total equity	53,249	11,945	34,333	(49,505)	50,021
Total liabilities and equity	603,526	292,029	296,938	(247,196)	945,296
1 Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

Supplemental guarantor consolidated statement of cash flows
CHF million	UBS AG1	UBS Switzerland AG1	Other subsidiaries[1]	UBS AG (consolidated)
For the six months ended 30 June 2018
Net cash flow from / (used in) operating activities	6,707	6,860	2,425	15,990
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	(4)	0	(3)
Disposal of subsidiaries, associates and intangible assets[2]	53	0	5	58
Purchase of property, equipment and software	(424)	(68)	(218)	(710)
Disposal of property, equipment and software	1	3	27	30
Purchase of financial assets measured at fair value through other comprehensive income	(132)	0	(699)	(831)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	142	0	526	668
Net (purchase) / redemption of debt securities measured at amortized cost	(944)	504	(1,952)	(2,391)
Net cash flow from / (used in) investing activities	(1,304)	435	(2,310)	(3,178)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(5,907)	(2)	109	(5,801)
Distributions paid on UBS shares	(3,065)	0	0	(3,065)
Issuance of long-term debt, including financial liabilities designated at fair value[3]	38,501	400	79	38,980
Repayment of long-term debt, including financial liabilities designated at fair value[3]	(25,291)	(397)	(378)	(26,066)
Dividends paid and repayments of preferred notes	0	0	0	0
Net changes in non-controlling interests	0	0	16	16
Net activity in investments in subsidiaries	2,540	(2,331)	(209)	0
Net cash flow from / (used in) financing activities	6,778	(2,331)	(383)	4,065

Total cash flow
Cash and cash equivalents at the beginning of the period	40,522	39,928	21,703	102,154
Net cash flow from / (used in) operating, investing and financing activities	12,181	4,964	(269)	16,877
Effects of exchange rate differences on cash and cash equivalents	291	(13)	(142)	136
Cash and cash equivalents at the end of the period[4]	52,994	44,879	21,294	119,167
of which: cash and balances with central banks	46,657	42,990	12,498	102,145
of which: due from banks	3,894	1,703	8,632	14,229
of which: money market paper[5]	2,443	186	164	2,794
1 Cash flows generally represent a third-party view from a UBS AG consolidated perspective. 2 Includes dividends received from associates. 3 Includes funding from UBS Group AG and its subsidiaries. 4 Comprises balances with an original maturity of three months or less. CHF 4,042 million of cash and cash equivalents were restricted. 5 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading, and Other financial assets measured at amortized cost.

Supplemental guarantor consolidated income statement
CHF million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	UBSAmericas Inc.[2]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the six months ended 30 June 2017
Operating income
Interest income	4,232	2,001	1,272	749	(1,271)	6,982
Interest expense	(3,594)	(314)	(569)	(625)	1,211	(3,890)
Net interest income	638	1,687	703	124	(60)	3,092
Other net income from fair value changes on financial instruments	2,163	468	286	184	(200)	2,900
Credit loss (expense) / recovery	(23)	(21)	(2)	0	0	(46)
Fee and commission income	1,300	2,166	4,352	2,150	(415)	9,552
Fee and commission expense	(443)	(187)	(215)	(435)	395	(885)
Net fee and commission income	856	1,979	4,137	1,715	(20)	8,667
Other income	2,695[3]	116	207	1,513	(4,186)	345
Total operating income	6,329	4,228	5,331	3,536	(4,466)	14,958
Operating expenses
Personnel expenses	2,418	1,046	3,172	1,018	0	7,654
General and administrative expenses	2,229	1,591	1,451	1,392	(2,952)	3,712
Depreciation and impairment of property, equipment and software	348	5	83	37	0	473
Amortization and impairment of intangible assets	6	0	26	5	0	37
Total operating expenses	5,001	2,643	4,731	2,453	(2,952)	11,876
Operating profit / (loss) before tax	1,327	1,586	600	1,083	(1,514)	3,082
Tax expense / (benefit)	45	319	9	309	0	681
Net profit / (loss)	1,283	1,267	591	774	(1,514)	2,401
Net profit / (loss) attributable to preferred noteholders	46	0	0	0	0	46
Net profit / (loss) attributable to non-controlling interests	0	0	0	1	0	1
Net profit / (loss) attributable to shareholders	1,237	1,267	591	773	(1,514)	2,354
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the “UBS AG standalone financial information” section of this report for UBS AG standalone financial information prepared in accordance with Swiss GAAP. Refer to “Holding company and significant regulated subsidiaries and sub-groups” at www.ubs.com/investors for UBS Switzerland AG standalone interim financial statements prepared in accordance with Swiss GAAP. 2 Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS. 3 UBS AG received dividends from UBS Switzerland AG of CHF 191 million in the second quarter of 2017.

Supplemental guarantor consolidated statement of comprehensive income
CHF million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	UBSAmericas Inc.[2]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
For the six months ended 30 June 2017

Comprehensive income attributable to shareholders
Net profit / (loss)	1,237	1,267	591	773	(1,514)	2,354

Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax	(198)	0	(1,011)	(339)	212	(1,337)
Financial assets measured at fair value through other comprehensive income, net of tax	(21)	(1)	21	(2)	(68)	(72)
Cash flow hedges, net of tax	(134)	(99)	0	0	1	(233)
Total other comprehensive income that may be reclassified to the income statement, net of tax	(354)	(100)	(990)	(342)	144	(1,641)

Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax	120	(16)	31	13	18	166
Own credit on financial liabilities designated at fair value, net of tax	(254)					(254)

Total other comprehensive income that will not be reclassified to the income statement, net of tax	(133)	(16)	31	13	18	(87)

Total other comprehensive income	(487)	(115)	(960)	(329)	162	(1,729)
Total comprehensive income attributable to shareholders	749	1,151	(369)	444	(1,352)	625

Total comprehensive income attributable to preferred noteholders	60					60
Total comprehensive income attributable to non-controlling interests				1		1
Total comprehensive income	810	1,151	(369)	445	(1,352)	686
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the “UBS AG standalone financial information” section of this report for UBS AG standalone financial information prepared in accordance with Swiss GAAP. Refer to “Holding company and significant regulated subsidiaries and sub-groups” at www.ubs.com/investors for UBS Switzerland AG standalone interim financial statements prepared in accordance with Swiss GAAP. 2 Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.

Supplemental guarantor consolidated balance sheet
CHF million	UBS AG(standalone)[1]	UBSSwitzerland AG(standalone)[1]	UBSAmericas Inc.[2]	Other subsidiaries[2]	Eliminationentries	UBS AG(consolidated)
As of 31 Dec 2017
Assets
Cash and balances at central banks	36,552	38,467	3,100	9,656	0	87,775
Loans and advances to banks	30,467	3,977	4,712	66,649	(92,112)	13,693
Receivables from securities financing transactions	61,200	34,830	31,451	25,556	(63,404)	89,633
Cash collateral receivables on derivative instruments	22,346	696	2,129	10,828	(12,565)	23,434
Loans and advances to customers	106,443	183,298	51,743	24,078	(44,903)	320,659
Other financial assets measured at amortized cost	17,020	10,342	10,844	2,021	(3,291)	36,935
Total financial assets measured at amortized cost	274,028	271,610	103,979	138,787	(216,275)	572,129
Financial assets at fair value held for trading	101,182	91	6,720	25,974	(7,723)	126,244
of which: assets pledged as collateral that may be sold or repledged by counterparties	58,524	0	2,303	7,411	(32,877)	35,363
Derivative financial instruments	114,044	4,123	12,948	21,118	(34,004)	118,229
Financial assets at fair value not held for trading	34,100	12,768	3,363	10,805	(2,481)	58,556
Total financial assets measured at fair value through profit or loss	249,327	16,982	23,031	57,897	(44,209)	303,028
Financial assets measured at fair value through other comprehensive income	3,604	790	6,483	933	(3,145)	8,665
Investments in subsidiaries and associates	49,632	15	1	27	(48,657)	1,018
Property, equipment and software	6,384	92	979	529	0	7,985
Goodwill and intangible assets	294	0	4,880	1,281	(58)	6,398
Deferred tax assets	1,252	421	5,999	2,110	0	9,783
Other non-financial assets	5,049	1,714	256	437	(98)	7,358
Total assets	589,570	291,624	145,611	202,001	(312,442)	916,363
Liabilities
Amounts due to banks	24,361	20,728	3,160	51,915	(92,631)	7,533
Payables from securities financing transactions	48,161	1,644	14,924	15,719	(63,404)	17,044
Cash collateral payables on derivative instruments	27,768	60	2,215	12,768	(12,565)	30,247
Customer deposits	83,935	241,313	79,684	54,438	(46,977)	412,392
Funding from UBS Group AG and its subsidiaries	34,749	0	0	0	0	34,749
Debt issued measured at amortized cost	96,572	8,367	8	514	(711)	104,749
Other financial liabilities measured at amortized cost	28,443	1,416	7,788	2,788	(3,303)	37,133
Total financial liabilities measured at amortized cost	343,989	273,530	107,778	138,142	(219,591)	643,847
Financial liabilities at fair value held for trading	24,358	250	3,877	9,122	(7,145)	30,463
Derivative financial instruments	111,448	3,675	12,932	22,082	(34,004)	116,134
Debt issued designated at fair value	47,514	0	104	2,165	(281)	49,502
Other financial liabilities designated at fair value	6,018	0	0	12,687	(2,481)	16,223
Total financial liabilities measured at fair value through profit or loss	189,338	3,926	16,913	46,056	(43,910)	212,323
Provisions	1,057	145	1,682	200	0	3,084
Other non-financial liabilities	1,988	830	2,329	1,313	(125)	6,335
Total liabilities	536,372	278,430	128,702	185,711	(263,626)	865,588

Equity attributable to shareholders	53,198	13,194	16,909	16,233	(48,816)	50,718
Equity attributable to non-controlling interests				57		57
Total equity	53,198	13,194	16,909	16,290	(48,816)	50,775
Total liabilities and equity	589,570	291,624	145,611	202,001	(312,442)	916,363
1 Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the “UBS AG standalone financial information” section of this report for UBS AG standalone financial information prepared in accordance with Swiss GAAP. Refer to “Holding company and significant regulated subsidiaries and sub-groups” at www.ubs.com/investors for UBS Switzerland AG standalone interim financial statements prepared in accordance with Swiss GAAP. 2 Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.

Supplemental guarantor consolidated statement of cash flows
CHF million	UBS AG1	UBS Switzerland AG1	UBS Americas Inc.[1]	Other subsidiaries[1]	UBS AG (consolidated)
For the six months ended 30 June 2017
Net cash flow from / (used in) operating activities	(19,178)	(1,291)	(4,854)	1,854	(23,469)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	0	0	(5)	0	(5)
Disposal of subsidiaries, associates and intangible assets[2]	95	0	0	0	95
Purchase of property, equipment and software	(466)	(25)	(155)	(41)	(688)
Disposal of property, equipment and software	0	0	22	0	23
Purchase of financial assets measured at fair value through other comprehensive income	(180)	0	(1,807)	(2,743)	(4,729)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	2,607	753	1,164	1,625	6,150
Net (purchase) / redemption of financial assets held to maturity	(288)	456	0	0	168
Net cash flow from / (used in) investing activities	1,768	1,184	(780)	(1,158)	1,014
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	18,832	9	0	(103)	18,738
Distributions paid on UBS shares	(2,250)	0	0	0	(2,250)
Issuance of long-term debt, including financial liabilities designated at fair value[3]	24,112	573	0	145	24,829
Repayment of long-term debt, including financial liabilities designated at fair value[3]	(22,685)	(506)	(76)	(140)	(23,407)
Dividends paid and repayments of preferred notes	(46)	0	0	0	(46)
Net changes in non-controlling interests	0	0	0	(5)	(5)
Net activity in investments in subsidiaries	663	(191)	296	(768)	0
Net cash flow from / (used in) financing activities	18,626	(115)	221	(871)	17,861

Total cash flow
Cash and cash equivalents at the beginning of the period	44,269	46,629	11,892	18,317	121,107
Net cash flow from / (used in) operating, investing and financing activities	1,217	(223)	(5,414)	(174)	(4,594)
Effects of exchange rate differences on cash and cash equivalents	(1,076)	(14)	(513)	100	(1,502)
Cash and cash equivalents at the end of the period[4]	44,410	46,392	5,965	18,243	115,010
of which: cash and balances with central banks	40,122	44,036	2,801	13,046	100,006
of which: due from banks	2,613	2,350	3,101	4,583	12,646
of which: money market paper[5]	1,674	6	63	614	2,358
1 Cash flows generally represent a third-party view from a UBS AG consolidated perspective. 2 Includes dividends received from associates. 3 Includes funding from UBS Group AG and its subsidiaries. 4 Comprises balances with an original maturity of three months or less. CHF 2,576 million of cash and cash equivalents were restricted. 5 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading, and Other financial assets measured at amortized cost.